LIMITED PARTNERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
The composition of the distributions for the year ended December 31 is presented in the following table:
(MILLIONS)	2017	2016
General partnership interest in a holding
subsidiary held by Brookfield	$5	$5
Incentive distribution	30	19
	$35	$24

Participating non-controlling interests - in a
holding subsidiary - Redeemable/
Exchangeable units held by Brookfield	$243	$232
	$278	$256